Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 08, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Recapitalization (Details) [Line Items]
Voting rights		one	one
Owned shares least percentage		80.00%	80.00%
Vesting shares		1,380,736	1,380,736
Weighted average price, vesting per share (in Dollars per share)		$ 12
Vested shares		2,378,173	2,537,602
Aggregate purchase price (in Dollars)	$ 5.0
Gross proceeds (in Dollars)		$ 7.5	$ 7.5
Transaction costs (in Dollars)		54.7	54.7
Earnout shares liability (in Dollars)		53.7	53.7
Aggregate payment (in Dollars)		112.7	112.7
PIPEInvestment [Member]
Recapitalization (Details) [Line Items]
Other fees total (in Dollars)		7.5	7.5
Business Combination [Member]
Recapitalization (Details) [Line Items]
Gross proceeds (in Dollars)		$ 5.0	$ 5.0
Legacy Montanas [Member]
Recapitalization (Details) [Line Items]
Total outstanding percentage		18.00%	18.00%
Volume Weighted Average Price [Member]
Recapitalization (Details) [Line Items]
Vested shares		690,368	690,368
Bloomberg LPMember
Recapitalization (Details) [Line Items]
Vested shares		690,368	690,368
Nasdaq [Member]
Recapitalization (Details) [Line Items]
Vested shares		690,368
Class B Common Stock [Member]
Recapitalization (Details) [Line Items]
Newly issued shares price per share (in Dollars per share)		$ 10
Total outstanding percentage		7.00%	7.00%
Common stock share issued			0		4,759,642
Class B Common Stock [Member] | Common Stock [Member]
Recapitalization (Details) [Line Items]
Common stock share issued		0	0
Class A Common Stock [Member]
Recapitalization (Details) [Line Items]
Newly issued shares price per share (in Dollars per share)		$ 10	$ 10
Total outstanding percentage		100.00%	100.00%
Vesting shares		5,447,233	5,447,233
Weighted average price, vesting per share (in Dollars per share)		$ 12	$ 12
Number of shares agreed to sell	588,235
Common stock share issued		56,352,120	55,928,661		32,731,583
Warrants issued				705,758
Redemption of shares		10,381,983	10,381,983
Class A Common Stock [Member] | Common Stock [Member]
Recapitalization (Details) [Line Items]
Vesting shares		690,368	690,368
Weighted average price, vesting per share (in Dollars per share)		$ 14	$ 14
Class A Common Stock [Member] | True Up Shares [Member]
Recapitalization (Details) [Line Items]
Common stock share issued	840,336
Class A Common Stock [Member] | Sponsor [Member]
Recapitalization (Details) [Line Items]
Number of shares owned			6,827,969
Class A Common Stock [Member] | Sponsor [Member]
Recapitalization (Details) [Line Items]
Number of shares owned		6,827,969
Public Warrants [Member]
Recapitalization (Details) [Line Items]
Warrants issued		14,375,000	14,375,000
Private Placement Warrant [Member]
Recapitalization (Details) [Line Items]
Warrants issued		11,125,000	11,125,000